Risk management - Wholesale Banking: Forborne portfolio by geographical area (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Forborne assets	€ 16,438	€ 19,816
Outstanding amount in portfolio	938,061	913,977
Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	354,831	345,965
Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	218,548	229,682
Netherlands | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	114,625	113,846
Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	116,580	117,919
Belgium | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	44,193	42,961
Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	152,730	141,956
Germany | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	101,529	95,583
UK
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	28,179	28,567
UK | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	138	157
Italy
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	17,700
Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	43,229	42,063
Poland | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,767	14,397
Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	96,989	82,233
Rest of Europe | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,654	13,215
America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	82,786	73,567
America | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	161	167
Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	56,116	51,382
Australia | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	35,528	35,058
Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,381	2,501
Africa | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24	27
Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	8,359	9,798
Outstanding amount in portfolio	428,616	420,606
Wholesale Banking | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	32	30
Wholesale Banking | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets	720	1,012
Outstanding amount in portfolio	61,143	74,175
Wholesale Banking | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets	659	329
Outstanding amount in portfolio	27,144	32,205
Wholesale Banking | Germany
Disclosure of credit risk exposure [line items]
Forborne assets	580	868
Outstanding amount in portfolio	24,441	22,669
Wholesale Banking | UK
Disclosure of credit risk exposure [line items]
Forborne assets	1,044	1,344
Outstanding amount in portfolio	27,735	28,193
Wholesale Banking | Italy
Disclosure of credit risk exposure [line items]
Forborne assets	205	286
Wholesale Banking | Norway
Disclosure of credit risk exposure [line items]
Forborne assets	33	79
Wholesale Banking | Poland
Disclosure of credit risk exposure [line items]
Forborne assets	203	181
Outstanding amount in portfolio	16,350	15,454
Wholesale Banking | Rest of Europe
Disclosure of credit risk exposure [line items]
Forborne assets	2,176	2,381
Outstanding amount in portfolio	77,814	64,028
Wholesale Banking | America
Disclosure of credit risk exposure [line items]
Forborne assets	1,353	1,900
Outstanding amount in portfolio	80,444	71,471
Wholesale Banking | Asia
Disclosure of credit risk exposure [line items]
Forborne assets	1,107	685
Wholesale Banking | Australia
Disclosure of credit risk exposure [line items]
Forborne assets	217	568
Outstanding amount in portfolio	9,817	8,957
Wholesale Banking | Africa
Disclosure of credit risk exposure [line items]
Forborne assets	61	164
Outstanding amount in portfolio	2,348	2,467
Performing
Disclosure of credit risk exposure [line items]
Forborne assets	10,853	13,793
Performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	5,880	7,455
Performing | Wholesale Banking | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets	630	811
Performing | Wholesale Banking | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets	651	321
Performing | Wholesale Banking | Germany
Disclosure of credit risk exposure [line items]
Forborne assets	466	658
Performing | Wholesale Banking | UK
Disclosure of credit risk exposure [line items]
Forborne assets	721	913
Performing | Wholesale Banking | Italy
Disclosure of credit risk exposure [line items]
Forborne assets	157	261
Performing | Wholesale Banking | Norway
Disclosure of credit risk exposure [line items]
Forborne assets	0	29
Performing | Wholesale Banking | Poland
Disclosure of credit risk exposure [line items]
Forborne assets	189	160
Performing | Wholesale Banking | Rest of Europe
Disclosure of credit risk exposure [line items]
Forborne assets	1,749	2,181
Performing | Wholesale Banking | America
Disclosure of credit risk exposure [line items]
Forborne assets	1,032	1,326
Performing | Wholesale Banking | Asia
Disclosure of credit risk exposure [line items]
Forborne assets	143	292
Performing | Wholesale Banking | Australia
Disclosure of credit risk exposure [line items]
Forborne assets	132	416
Performing | Wholesale Banking | Africa
Disclosure of credit risk exposure [line items]
Forborne assets	10	88
Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets	5,585	6,022
Of which: non-performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	2,478	2,343
Of which: non-performing | Wholesale Banking | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets	90	201
Of which: non-performing | Wholesale Banking | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets	8	8
Of which: non-performing | Wholesale Banking | Germany
Disclosure of credit risk exposure [line items]
Forborne assets	115	210
Of which: non-performing | Wholesale Banking | UK
Disclosure of credit risk exposure [line items]
Forborne assets	323	432
Of which: non-performing | Wholesale Banking | Italy
Disclosure of credit risk exposure [line items]
Forborne assets	48	25
Of which: non-performing | Wholesale Banking | Norway
Disclosure of credit risk exposure [line items]
Forborne assets	33	50
Of which: non-performing | Wholesale Banking | Poland
Disclosure of credit risk exposure [line items]
Forborne assets	14	21
Of which: non-performing | Wholesale Banking | Rest of Europe
Disclosure of credit risk exposure [line items]
Forborne assets	427	200
Of which: non-performing | Wholesale Banking | America
Disclosure of credit risk exposure [line items]
Forborne assets	321	574
Of which: non-performing | Wholesale Banking | Asia
Disclosure of credit risk exposure [line items]
Forborne assets	964	393
Of which: non-performing | Wholesale Banking | Australia
Disclosure of credit risk exposure [line items]
Forborne assets	85	152
Of which: non-performing | Wholesale Banking | Africa
Disclosure of credit risk exposure [line items]
Forborne assets	€ 51	€ 76